FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE TRUST
                ----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 9/30/09
                          -------



Item 1. Schedule of Investments.




Franklin California Tax-Free Trust
 Franklin California Insured Tax-Free Income Fund
 Franklin California Intermediate-Term Tax-Free Income Fund


QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2009

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                   -----------   --------------
    MUNICIPAL BONDS 99.9%
    CALIFORNIA 99.9%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24    $ 1,950,000   $    1,950,020
       Lytton Gardens Inc., Refunding, California Mortgage Insured,
          6.00%, 2/15/30                                                             3,500,000        3,510,010
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24                 5,000,000        5,023,100
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       Poway Retirement Housing Foundation Housing Inc. Project,
       Series A, California Mortgage Insured, 5.375%, 11/15/25                       5,145,000        5,175,819
       Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured,
          5.60%, 4/01/26                                                             2,750,000        2,795,870
    ABAG Financial Authority for Nonprofit Corps. California Health Facilities
       Revenue, Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38      9,000,000        9,245,430
    Acalanes UHSD GO, Capital Appreciation, Election of 2002, Series A,
       FGIC Insured, zero cpn., 8/01/25                                              9,045,000        4,184,127
    Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn to 10/01/12,
       5.25% thereafter, 10/01/21                                                   64,660,000       53,224,232
       5.45% thereafter, 10/01/25                                                   25,000,000       19,935,500
    Alameda Power and Telecommunication Electric System Revenue COP, Refunding,
       Series A, NATL Insured, 5.75%, 7/01/30                                        3,305,000        3,372,488
    Alhambra City Elementary School District GO, Capital Appreciation,
       Election of 1999, Series B, FGIC Insured, zero cpn., 9/01/27                  3,035,000        1,142,799
    Alisal USD, GO, Capital Appreciation, Election of 2006, Series B,
       Assured Guaranty, zero cpn.,
       8/01/32                                                                       3,355,000          862,772
       8/01/33                                                                       3,610,000          862,682
       2/01/34                                                                       3,345,000          766,574
    Alum Rock Union Elementary School District GO, Election of 2008, Series A,
       Assured Guaranty, 5.00%, 8/01/33                                             12,595,000       13,095,147
    Alvord USD, GO, Election of 2007, Series A, FSA Insured, 5.00%, 8/01/32          9,070,000        9,572,387
    Anaheim PFAR, Distribution System, second lien, NATL Insured,
       5.00%, 10/01/29                                                               5,000,000        5,185,150
    Antelope Valley UHSD, GO, Series A, NATL Insured, 5.00%, 2/01/27                 5,000,000        5,173,500
    Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B,
       Assured Guaranty, 5.375%, 8/01/36                                             3,130,000        3,314,701
    Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA
       Insured, zero cpn.,
       8/01/29                                                                       5,110,000        1,673,270
       8/01/33                                                                      11,690,000        2,900,289
       8/01/39                                                                       9,620,000        1,607,694
       8/01/46                                                                      27,665,000        3,205,267
    Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured,
       5.00%, 9/01/34                                                                4,315,000        3,895,064
    Auburn Public Financing Authority Wastewater Revenue, Assured Guaranty,
       5.50%, 6/01/39                                                                1,880,000        1,997,030
    Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38          10,000,000       10,134,900
    Bakersfield City School District GO, Series A, FSA Insured, 5.00%,
       11/01/27                                                                      2,415,000        2,610,687
       11/01/28                                                                      2,535,000        2,726,570
    Bakersfield Wastewater Revenue, Series A, FSA Insured, 5.00%, 9/15/32           10,430,000       10,959,635
    Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25          4,000,000        4,129,640
    Baldwin Park USD, GO,
       Capital Appreciation, Election of 2006, FSA Insured, zero cpn., 8/01/28       5,810,000        1,983,708
       Election of 2006, FSA Insured, 5.00%, 8/01/31                                 5,440,000        5,642,749
    Brea and Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20                  1,000,000        1,021,140
    Brentwood Infrastructure Financing Authority Infrastructure Revenue,
       Refunding, Series A, FSA Insured, 5.00%, 9/02/32                              3,790,000        4,001,709
    Buckeye USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/32                  10,705,000       11,148,294
    Cabrillo Community College District GO,
       Capital Appreciation, Election of 2004, Series B, NATL Insured,
       zero cpn., 8/01/39                                                           12,570,000        2,284,723
       Series C, AMBAC Insured, Pre-Refunded, 5.375%, 5/01/26                        5,400,000        5,664,384
    California Community College Financing Authority Lease Revenue,
       Grossmont Palomar and Shasta, Series A, NATL Insured, 5.125%, 4/01/31         3,030,000        3,054,240

    Quarterly Statement of Investments    See Notes to Statements of Investments

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    California Educational Facilities Authority Revenue, Stanford University,
       Refunding, Series O, 5.125%, 1/01/31                                        $24,705,000   $   24,708,459
    California Health Facilities Financing Authority Revenue,
       Asian Community Center, Series A, California Mortgage Insured,
       5.00%, 4/01/37                                                               10,550,000       10,394,915
       Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28              8,765,000        8,764,386
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28                12,995,000       12,994,480
       Community Health Facilities, Series A, California Mortgage Insured,
          5.80%, 8/01/25                                                             1,020,000        1,027,640
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28                             15,400,000       15,455,132
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18                             5,000,000        5,033,500
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20                             4,000,000        4,026,800
       Marshall Hospital, Refunding, Series A, California Mortgage Insured,
          5.30%, 11/01/28                                                            3,055,000        3,055,306
       Northern California Presbyterian, Refunding, 5.40%, 7/01/28                   5,000,000        4,664,650
       Orange County Health Facility, Series A, California Mortgage Insured,
          6.20%, 11/01/24                                                            3,435,000        3,435,034
       Senior Living, Aldersly, Series A, California Mortgage Insured,
          5.25%, 3/01/32                                                             2,000,000        2,019,120
       Sutter Health, Refunding, Series A, NATL Insured, 5.00%, 8/15/19              1,585,000        1,605,130
       Sutter Health, Refunding, Series A, NATL Insured, 5.00%, 8/15/38              3,735,000        3,740,378
       Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42                       15,000,000       15,646,050
       The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22        4,755,000        4,767,315
       True to Life Children's Services, Series A, California Mortgage Insured,
          5.625%, 9/01/25                                                            1,250,000        1,257,313
    California HFAR, Home Mortgage, Series N, AMBAC Insured, zero cpn. to
       2/01/10, 6.30% thereafter, 8/01/31                                              240,000          236,434
    California Infrastructure and Economic Development Bank Revenue, Bay Area
       Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded,
       5.00%, 7/01/33                                                                8,460,000       10,173,150
    California Municipal Finance Authority Senior Living Revenue, Pilgrim Place
       Claremont, California Mortgage Insured, Series A,
       5.875%, 5/15/29                                                               2,895,000        3,093,105
       6.125%, 5/15/39                                                               5,830,000        6,224,399
    California PCFA, PCR, Southern California Edison Co., Refunding, Series C,
       NATL Insured, 5.55%, 9/01/31                                                  4,800,000        4,634,640
    California Public School District Financing Authority Lease Revenue,
       Southern Kern USD, Series B, FSA Insured, ETM, 5.90%, 9/01/26                 1,615,000        2,041,457
    California State Department of Water Resources Water Revenue,
       Central Valley Project, Series AC, NATL Insured, Pre-Refunded,
       5.00%, 12/01/26                                                                  40,000           46,898
       Central Valley Project, Series AD, FSA Insured, Pre-Refunded,
       5.00%, 12/01/26                                                                  25,000           29,430
       FSA Insured, Pre-Refunded, 5.125%, 12/01/29                                     115,000          126,154
       Refunding, FSA Insured, 5.125%, 12/01/29                                      4,885,000        5,082,256
    California State GO,
       FGIC Insured, 5.375%, 6/01/26                                                 1,350,000        1,352,241
       NATL Insured, 6.00%, 8/01/16                                                    210,000          210,760
       NATL Insured, 6.00%, 10/01/21                                                    65,000           65,137
       Pre-Refunded, 5.125%, 6/01/31                                                24,705,000       26,590,486
       Refunding, 5.125%, 6/01/31                                                      295,000          297,050
       Refunding, NATL Insured, 5.00%, 8/01/29                                         730,000          731,876
       Various Purpose, 5.00%, 11/01/32                                             20,000,000       20,157,800
    California State Local Government Finance Authority Revenue, Marin Valley
       Mobile, Senior Series A, FSA Insured, 5.80%, 10/01/20                         3,770,000        3,777,276
    California State Public Works Board Lease Revenue, Department of Mental
       Health Hospital, Series A, AMBAC Insured, 5.00%,
       12/01/21                                                                      4,100,000        4,175,112
       12/01/26                                                                      5,675,000        5,629,430
    California State University Foundation Revenue, Monterey Bay, NATL Insured,
       Pre-Refunded, 5.35%, 6/01/31                                                  2,000,000        2,160,060
    California State University of Los Angeles Auxiliary Services Inc. Revenue,
       NATL Insured, Pre-Refunded, 5.125%, 6/01/33                                   3,200,000        3,441,472
    California State University Revenue, Systemwide, Refunding, Series A,
       AMBAC Insured, 5.00%, 11/01/33                                               22,000,000       22,629,420
       Series A, FSA Insured, 5.00%, 11/01/33                                       10,000,000       10,533,800
    California Statewide CDA,
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29                        12,250,000       11,257,627
       COP, NATL Insured, 5.00%, 4/01/18                                             3,000,000        2,911,170
       COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21                   5,895,000        5,901,484
       COP, Refunding, FSA Insured, 5.50%, 8/15/31                                   7,000,000        7,131,740
       MFHR, 740 Olive Street, Series L, GNMA Secured, 4.90%, 7/20/39               13,475,000       13,558,141
       MFHR, 740 Olive Street, Series L, GNMA Secured, 5.10%, 7/20/50               10,000,000       10,060,900

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA
          Insured, 5.80%, 8/01/33                                                  $ 2,785,000   $    2,872,226
    California Statewide CDA Revenue,
       Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37                        17,000,000       17,409,360
       Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41         17,000,000       17,951,490
       COP, John Muir/Mt. Diablo Health System, NATL Insured, 5.125%, 8/15/22        5,000,000        5,000,300
       Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28            17,215,000       19,142,736
       Henry Mayo Newhall Memorial, Series B, AMBAC Insured, 5.05%, 10/01/28         7,825,000        8,029,624
       Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23            2,000,000        2,113,400
       Lodi Memorial Hospital, Series A, California Mortgage Insured,
          5.00%, 12/01/27                                                           15,000,000       15,341,850
       Methodist Hospital of Southern California Project, FHA Insured,
          6.75%, 2/01/38                                                            20,000,000       22,838,800
       Refunding, California Mortgage Insured, 5.00%, 8/01/21                        2,035,000        2,091,085
       St. Ignatius College Preparatory, AMBAC Insured, 5.00%, 6/01/37               7,215,000        7,055,837
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47              20,000,000       20,969,400
       Sutter Health, Series C, FSA Insured, 5.05%, 8/15/38                         15,000,000       15,365,100
    California Statewide CDA Water and Wastewater Revenue, Pooled
       Financing Program,
       Refunding, Series A, FSA Insured, 5.00%, 10/01/32                             9,320,000        9,620,570
       Refunding, Series B, FSA Insured, 5.75%, 10/01/29                             1,465,000        1,468,721
       Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26                          3,420,000        3,488,400
    Castaic Lake Water Agency Revenue COP,
       1999 Project, Refunding, AMBAC Insured, 4.50%, 8/01/26                        6,700,000        6,786,028
       Series A, NATL Insured, 5.00%, 8/01/29                                        8,000,000        8,162,800
    Central USD, GO, Election of 2008, Series A, Assured Guaranty,
       5.50%, 8/01/29                                                                3,000,000        3,305,970
       5.625%, 8/01/33                                                               3,500,000        3,809,575
    Chabot-Las Positas Community College District GO, Capital Appreciation
       Bonds, Series C, AMBAC Insured, zero cpn.,
       8/01/35                                                                      10,000,000        2,037,300
       8/01/36                                                                      10,000,000        1,933,100
       8/01/37                                                                      15,045,000        2,582,324
    Chaffey Community College District GO,
       Refunding, Series A, FSA Insured, 5.00%, 7/01/27                                270,000          282,498
       Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27                           5,480,000        6,143,080
    Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24     2,790,000        2,768,880
    Chino Basin Regional Financing Authority Revenue, Municipal Water District,
       Sewer System Project, Refunding, AMBAC Insured, 6.00%, 8/01/16                2,000,000        2,007,240
    Chula Vista Elementary School District GO, Election of 1998, Series F,
       NATL Insured, 5.00%, 8/01/28                                                  2,685,000        2,826,741
    Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27              3,265,000        3,319,558
    College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A,
       Assured Guaranty, 5.50%, 8/01/33                                              5,000,000        5,442,800
    College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,
       Series A, Assured Guaranty, 5.50%, 8/01/33                                    5,750,000        6,259,220
    Compton USD, GO, Election of 2002, Series B, NATL Insured, Pre-Refunded,
       5.00%, 6/01/29                                                                2,000,000        2,317,500
    Corona-Norco USD,
       COP, Refunding, FSA Insured, 5.125%, 4/15/25                                  5,355,000        5,418,296
       COP, Refunding, FSA Insured, 5.125%, 4/15/29                                  2,540,000        2,565,095
       GO, Capital Appreciation, Refunding, Series B, FSA Insured, zero cpn.,
          3/01/25                                                                    1,400,000          651,266
       GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/23           2,320,000        1,189,858
       GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/24           2,620,000        1,265,905
       GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/25          4,655,000        2,112,299
       GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/26          6,080,000        2,565,334
       GO, Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34            12,000,000       12,756,840
    Coronado CDA Tax Allocation, Community Development Project, NATL Insured,
       5.375%, 9/01/26                                                               2,700,000        2,720,709
    Covina Public Financing Authority Wastewater Revenue, Assured Guaranty,
       5.375%, 10/01/29                                                              6,550,000        7,023,368
    Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29                5,070,000        5,128,457
    Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22              1,620,000        1,778,436
    Desert Sands USD, COP, Financing Project, FSA Insured, 5.75%, 3/01/24           10,000,000       11,080,300
    East Bay MUD Water System Revenue, Refunding, NATL Insured, Pre-Refunded,
       5.00%, 6/01/26                                                               14,000,000       15,027,600
    East Side UHSD Santa Clara County GO, Election of 2008, Series A, Assured
       Guaranty, 5.00%, 8/01/38                                                      4,255,000        4,405,116
    El Centro Financing Authority Wastewater Revenue, Series A, FSA Insured,
       5.25%, 10/01/35                                                               6,200,000        6,352,892
    El Monte City School District GO, Election of 2004, Series A, FGIC Insured,
       5.00%, 5/01/30                                                                4,500,000        4,598,550

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty,
       5.50%, 6/01/34                                                              $11,355,000   $   12,143,832
    El Monte Water Authority Revenue, Water System Project, AMBAC Insured,
       Pre-Refunded, 5.60%, 9/01/34                                                  1,800,000        1,918,674
    Elsinore Valley Municipal Water District COP, Refunding, Series A,
       BHAC Insured, 5.00%, 7/01/29                                                  7,245,000        7,987,902
    Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured,
       5.125%, 9/01/30                                                               3,770,000        3,775,580
    Eureka USD, GO, FSA Insured, 5.00%, 8/01/25                                      4,145,000        4,381,389
    Fairfield Suisun USD, GO,
       Election of 2002, NATL Insured, 5.00%, 8/01/25                                4,185,000        4,432,543
       NATL Insured, 5.00%, 8/01/27                                                 12,000,000       12,518,760
    Florin Resource Conservation District COP, Elk Grove Water Service,
       Refunding, Series A, NATL Insured, 5.00%, 3/01/33                             5,000,000        4,898,400
    Folsom COP, Central Business District Fire Station, NATL Insured,
       5.125%, 10/01/26                                                              2,030,000        2,058,826
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
       Refunding, NATL Insured, zero cpn., 1/15/17                                  20,000,000       12,207,200
       Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/18            25,000,000       14,258,250
       Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/19             5,970,000        3,181,592
       senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35               66,735,000       59,456,214
    Franklin-McKinley School District GO, Election of 2004, Series A, FGIC
       Insured, Pre-Refunded, 5.00%, 8/01/29                                         5,280,000        6,241,858
    Fresno USD, GO, Refunding, Series C, NATL Insured, 5.90%,
       2/01/20                                                                       2,065,000        2,358,313
       8/01/22                                                                       3,000,000        3,475,800
    Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured,
       zero cpn., 8/01/23                                                            3,030,000        1,560,238
    Fullerton University Foundation Auxiliary Organization Revenue,
       Series A, NATL Insured, 5.75%,
       7/01/25                                                                       1,250,000        1,289,438
       7/01/30                                                                       1,000,000        1,027,590
    Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24                          2,750,000        2,806,458
    Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A,
       NATL Insured, 5.00%, 9/01/24                                                  5,000,000        4,958,300
    Grossmont UHSD, GO,
       Capital Appreciation, Election of 2004, FSA Insured, zero cpn., 8/01/24       5,110,000        2,559,241
       FSA Insured, 5.00%, 8/01/33                                                   1,440,000        1,537,834
       FSA Insured, 5.25%, 8/01/33                                                   5,510,000        5,994,549
    Hawthorne School District GO,
       Capital Appreciation, Election of 2004, Series C, Assured
       Guaranty, zero cpn., 8/01/38                                                 10,000,000        1,962,600
       Hawthorne School District, Assured Guaranty, 5.00%, 8/01/34                   1,000,000        1,020,950
    Hollister RDA Tax Allocation, Community Development Project, Refunding,
       AMBAC Insured, 5.125%, 10/01/32                                              19,815,000       17,244,994
    Indian Wells Valley Water District COP,
       Assured Guaranty, 5.25%, 10/01/39                                             7,590,000        7,969,120
       Refunding, Assured Guaranty, 5.125%, 10/01/32                                 1,690,000        1,775,615
    Jefferson San Mateo County UHSD, GO, Refunding, Series A,
       NATL Insured, 6.45%,
       8/01/25                                                                       3,045,000        3,659,298
       8/01/29                                                                       3,075,000        3,724,717
    Jurupa Community Services District Special Tax, CFD No. 2, Series A,
       NATL Insured, 5.00%, 9/01/32                                                  7,000,000        6,283,550
    Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24                                    1,600,000        1,650,608
    Kern High School District GO,
       Election of 2004, Series C, FGIC Insured, 5.00%, 8/01/33                      7,535,000        7,733,397
       FSA Insured, ETM, 6.625%, 8/01/14                                             1,535,000        1,894,773
       FSA Insured, ETM, 6.625%, 8/01/15                                             1,400,000        1,771,756
    Lake Tahoe USD, GO, Election of 2008, FSA Insured, 5.375%, 8/01/29              10,000,000       11,047,300
    Lancaster Financing Authority Tax Allocation Revenue, Subordinated,
       Redevelopment Projects No. 5 and 6, Series B, FGIC Insured,
       5.00%, 2/01/35                                                                5,775,000        5,155,978
    Lancaster School District GO, Capital Appreciation, Election of 1999,
       NATL Insured, zero cpn.,
       8/01/25                                                                       5,495,000        2,310,977
       7/01/26                                                                       5,965,000        2,354,982
    Lemon Grove School District GO, Election of 2008, Series A,
       Assured Guaranty, 5.125%, 8/01/33                                             2,100,000        2,198,049

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Live Oak School District COP, Assured Guaranty,
       5.50%, 8/01/29                                                              $ 1,245,000   $    1,331,652
       5.875%, 8/01/34                                                               2,270,000        2,431,601
       5.875%, 8/01/39                                                               2,750,000        2,930,345
    Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32    18,960,000       19,651,282
    Lodi USD, GO, NATL Insured, 5.00%, 8/01/23                                       2,150,000        2,225,379
    Lodi USD School Facilities ID No. 1 GO, Election of 2006,
       FSA Insured, 5.00%,
       8/01/30                                                                       6,450,000        6,856,930
       8/01/32                                                                       8,220,000        8,659,688
    Long Beach Bond Finance Authority Lease Revenue,
       Aquarium of the Pacific Project, Refunding, AMBAC Insured,
          5.00%, 11/01/19                                                            4,000,000        4,031,520
       Aquarium of the Pacific Project, Refunding, AMBAC Insured,
          5.00%, 11/01/26                                                           11,000,000       10,716,200
       Aquarium of the Pacific Project, Refunding, AMBAC Insured,
          5.25%, 11/01/30                                                            2,000,000        1,937,980
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26             6,780,000        6,605,076
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31            10,500,000        9,733,920
    Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach
       Redevelopment Projects, Series A, AMBAC Insured,
       5.00%, 8/01/25                                                                7,015,000        6,284,247
       5.00%, 8/01/31                                                                3,135,000        2,609,511
       Pre-Refunded, 5.00%, 8/01/25                                                  6,535,000        7,245,093
       Pre-Refunded, 5.00%, 8/01/31                                                  8,865,000        9,828,271
    Long Beach University School District GO, Election of 1999, Series C,
       NATL Insured, 5.125%, 8/01/31                                                13,870,000       13,974,025
    Los Angeles Community College District GO,
       Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/26                          4,000,000        4,323,040
       Series B, FSA Insured, 5.00%, 8/01/27                                         4,000,000        4,203,960
    Los Angeles COP,
       Municipal Improvement Corp. of Los Angeles, Program AW Certificates,
          AMBAC Insured, 5.00%, 6/01/27                                              5,895,000        6,111,582
       Real Property Program, NATL Insured, 5.00%, 2/01/27                           9,890,000       10,060,504
    Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured,
       Pre-Refunded, 5.25%,
       11/01/27                                                                      2,500,000        2,624,875
       11/01/33                                                                      2,500,000        2,624,875
    Los Angeles County Public Works Financing Authority Lease Revenue,
       Master Refunding Project, Refunding, Series B, FGIC Insured,
       5.00%, 9/01/31                                                                7,600,000        7,277,760
    Los Angeles Department of Water and Power Revenue, Power System,
       Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/35                         5,000,000        5,246,000
       Series B, FSA Insured, 5.00%, 7/01/35                                         5,000,000        5,192,850
    Los Angeles Department of Water and Power Waterworks Revenue, System,
       Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44                      25,000,000       26,291,250
    Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured Insured,
        6.50%, 7/01/22                                                                 695,000          696,049
    Los Angeles USD, GO,
       Election of 2004, Series H, FSA Insured, 5.00%, 7/01/27                       5,000,000        5,395,250
       Election of 2004, Series H, FSA Insured, 5.00%, 7/01/28                       5,000,000        5,367,550
       Election of 2005, Series E, FSA Insured, 5.00%, 7/01/27                       5,800,000        6,258,490
    Los Angeles Wastewater System Revenue, Refunding, NATL Insured,
       5.00%, 6/01/26                                                               10,000,000       10,429,800
    Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A,
       FSA Insured, 5.85%, 9/01/18                                                   1,765,000        1,797,476
    Marin Municipal Water District COP, Financing Project, AMBAC Insured,
       5.00%, 7/01/29                                                                1,200,000        1,160,448
    Mendocino County COP, Public Facilities Corp., NATL Insured, 5.25%, 6/01/30      2,680,000        2,706,398
    Merced Irrigation District Electricity System Revenue, Refunding,
       XLCA Insured, 5.00%, 9/01/26                                                 10,000,000        9,151,500
    Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24        1,025,000        1,040,621
    Modesto Irrigation District COP, Capital Improvements, Series A,
       FSA Insured, 5.00%,
       7/01/26                                                                       5,000,000        5,107,900
       7/01/31                                                                       8,285,000        8,401,653
    Montebello COP, Capital Improvement Project, Refunding, FSA Insured,
       5.375%, 11/01/26                                                              8,715,000        9,026,910
    Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project,
       Refunding, NATL Insured, 5.60%, 3/01/19                                       2,460,000        2,459,902
    Montebello USD, GO, Election of 2004, FSA Insured, 5.00%, 8/01/33                2,700,000        2,837,376

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Moorpark USD,
       COP, Refunding, Assured Guaranty, 5.625%, 11/01/28                          $ 2,180,000   $    2,315,073
       GO, Election of 2008, Capital Appreciation Bonds, Series A,
          Assured Guaranty, zero cpn., 8/01/32                                       5,870,000        1,560,540
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured,
       Pre-Refunded, 5.00%, 8/01/26                                                  4,000,000        4,656,960
    Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 5.50%, 8/01/25                  3,840,000        4,042,138
    Mount Diablo USD, GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25             6,025,000        6,285,099
    Murrieta Valley USD, COP, NATL Insured, 5.00%, 8/01/27                           2,380,000        2,458,326
    Natomas USD, GO, FSA Insured, 5.00%, 9/01/26                                     2,535,000        2,638,479
    Nevada Joint UHSD, GO, Series A, FSA Insured, 5.00%, 8/01/26                     1,295,000        1,349,183
    Newark USD, GO, Capital Appreciation, Series C, FSA Insured, zero cpn.,
       8/01/22                                                                       2,165,000        1,136,971
       8/01/23                                                                       2,465,000        1,213,692
       8/01/24                                                                       2,560,000        1,188,122
       8/01/25                                                                       2,705,000        1,183,356
    Norco RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured,
       5.625%, 3/01/30                                                               1,000,000        1,010,110
    Northern California Public Power Agency Revenue, AMBAC Insured,
       Pre-Refunded, 7.50%, 7/01/23                                                  3,200,000        4,480,864
    Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured,
       Pre-Refunded, 6.00%, 1/01/29                                                 10,000,000       10,129,800
    Oceanside COP, AMBAC Insured, 5.20%, 4/01/23                                     2,500,000        2,553,475
    Oceanside USD, GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33         5,000,000        5,288,900
    Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33             8,000,000        8,280,480
    Pacifica COP, AMBAC Insured, 5.375%, 1/01/37                                     6,600,000        6,946,962
    Palm Springs Financing Authority Lease Revenue, Convention Center Project,
       Refunding, Series A, NATL Insured, 5.00%, 11/01/25                            2,295,000        2,294,908
    Pasadena Area Community College District GO, Election of 2002, Series A,
       FGIC Insured, Pre-Refunded, 5.00%, 6/01/28                                    4,000,000        4,540,440
    Patterson Joint USD, GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn., 8/01/22                                    1,900,000        1,012,453
       Series A, FGIC Insured, zero cpn., 8/01/24                                    2,075,000          980,811
       Series A, FGIC Insured, zero cpn., 8/01/25                                    2,170,000          955,777
       Series A, FGIC Insured, zero cpn., 8/01/26                                    2,265,000          937,982
       Series C, FGIC Insured, zero cpn., 8/01/23                                    1,985,000        1,000,301
    Peralta Community College District GO,
       Election of 2000, Series B, NATL Insured, 5.25%, 8/01/32                      8,450,000        8,726,315
       Peralta Community College, FSA Insured, 5.00%, 8/01/24                        6,000,000        6,628,200
    Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23        3,885,000        3,725,637
    Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured,
       5.00%, 6/01/33                                                                3,280,000        3,279,770
    Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%, 10/01/30              5,190,000        4,994,181
    Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.25%, 8/01/33     5,675,000        5,986,444
    Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured,
       5.25%, 10/01/23                                                               3,000,000        3,000,390
    Poway RDA Tax Allocation,
       NATL Insured, Pre-Refunded, 5.75%, 6/15/33                                    9,250,000        9,997,400
       Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25                  9,195,000        9,053,949
       Refunding, NATL Insured, 5.75%, 6/15/33                                       2,225,000        2,235,079
    Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
       Refunding, FSA Insured, 5.25%, 9/01/20                                        2,500,000        2,535,450
    Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27                    3,000,000        3,089,100
    Ripon RDA Tax Allocation, Community Redevelopment Project, NATL Insured,
       Pre-Refunded, 5.85%, 11/01/30                                                 3,975,000        4,289,303
    Riverside Electric Revenue, Issue D, FSA Insured, 5.00%, 10/01/38                5,310,000        5,580,651
    Rohnert Park Community Development Commission Tax Allocation, Redevelopment
       Project, Series R, FGIC Insured, 5.00%, 8/01/37                               5,000,000        4,463,100
    Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured,
       5.00%, 9/01/25                                                                5,675,000        5,391,988
    Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25             5,685,000        5,998,641
    Sacramento Area Flood Control Agency Special Assessment,
       Consolidated, Capital AD, Refunding, Series A, Assured Guaranty,
          5.00%, 10/01/32                                                            5,000,000        5,152,650
       Consolidated, Capital AD, Refunding, Series A, FGIC Insured,
          5.00%, 10/01/32                                                            5,000,000        5,119,000
       Subordinated, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16                 1,000,000        1,020,000

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Sacramento City Financing Authority Revenue,
       Capital Improvement, Series A, AMBAC Insured, Pre-Refunded,
          5.00%, 12/01/26                                                          $ 8,395,000   $    9,011,193
       Capital Improvement, Series A, AMBAC Insured, Pre-Refunded,
          5.00%, 12/01/32                                                           21,500,000       23,078,100
       City Hall and Redevelopment Projects, Series A, FSA Insured,
          Pre-Refunded, 5.00%, 12/01/28                                             10,000,000       11,262,600
    Sacramento County Airport System Revenue, Senior Series B, Assured Guaranty,
       5.50%, 7/01/34                                                               16,320,000       17,671,133
    Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1,
       FSA Insured, 5.75%, 9/01/30                                                   3,435,000        3,459,388
    Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26               1,645,000        1,644,901
    Salinas UHSD, GO, Election of 2002, Series B, NATL Insured, 5.00%, 6/01/31       5,000,000        5,133,450
    San Bernardino City USD, GO, Election of 2004, Series B, FSA Insured,
       5.00%, 8/01/28                                                               10,000,000       10,466,700
    San Bernardino County COP, 1997 Public Improvement Financing Project,
       NATL Insured, 5.25%, 10/01/25                                                 5,450,000        5,455,123
    San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured,
       ETM, zero cpn., 5/01/22                                                      28,405,000       15,487,258
    San Carlos School District GO, NATL Insured, Pre-Refunded, 5.50%, 10/01/24       2,110,000        2,152,200
    San Diego Public Facilities Financing Authority Sewer Revenue, Series B,
       FGIC Insured, 5.25%, 5/15/27                                                  1,270,000        1,269,924
    San Francisco BART District Sales Tax Revenue, AMBAC Insured, 5.00%, 7/01/28     2,795,000        2,819,121
    San Francisco City and County Airports Commission International Airport
       Revenue, Refunding, Second Series 28A, NATL Insured,
       5.125%,
       5/01/24                                                                       9,745,000        9,710,015
       5/01/27                                                                      16,575,000       16,319,745
    San Francisco City and County Public Utilities Commission Water Revenue,
       Refunding, Series A, FSA Insured, 5.00%, 11/01/31                             3,885,000        4,001,977
    San Francisco Community College District GO, Series A, FGIC Insured,
       5.00%, 6/15/26                                                                6,000,000        6,174,660
    San Gabriel USD, GO, Capital Appreciation,
       Election of 2002, Series C, FSA Insured, zero cpn., 8/01/30                   5,635,000        1,806,018
       Election of 2002, Series C, FSA Insured, zero cpn., 8/01/31                   5,870,000        1,766,224
       Election of 2002, Series C, FSA Insured, zero cpn., 7/01/32                   6,115,000        1,734,031
       Series A, FSA Insured, zero cpn., 8/01/26                                     3,530,000        1,500,674
       Series A, FSA Insured, zero cpn., 2/01/27                                     1,850,000          753,894
    San Joaquin Delta Community College District GO, Election of 2004,
       Capital Appreciation, Series B, FSA Insured, zero cpn., 8/01/31              10,475,000        2,926,296
       Capital Appreciation, Series B, FSA Insured, zero cpn., 8/01/32              15,185,000        3,974,826
       Series A, FSA Insured, 5.00%, 8/01/29                                           520,000          550,342
       Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/29                           4,530,000        5,355,230
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, NATL Insured,
          zero cpn., 1/15/26                                                        13,155,000        3,623,413
       Refunding, Series A, NATL Insured, 5.375%, 1/15/29                           18,075,000       16,465,963
       Refunding, Series A, NATL Insured, 5.25%, 1/15/30                            12,860,000       11,405,277
       senior lien, NATL Insured, 5.00%, 1/01/33                                    10,035,000        8,304,565
    San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/33    12,135,000       12,322,000
    San Jose Financing Authority Lease Revenue, Civic Center Project, Series B,
       AMBAC Insured, 5.00%, 6/01/27                                                10,000,000       10,400,000
    San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured,
       5.875%, 3/01/33                                                               3,500,000        3,544,660
    San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B,
       XLCA Insured, 5.00%, 8/01/31                                                 15,470,000       14,911,533
    San Juan USD, GO, Election of 1998, Series A, NATL Insured, 5.00%, 8/01/28       5,115,000        5,296,173
    San Leandro COP, Library and Fire Stations Financing, AMBAC Insured,
       Pre-Refunded, 5.75%, 11/01/29                                                 5,000,000        5,118,850
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project
       Area 3, Series A, NATL Insured, Pre-Refunded,
       5.75%, 10/01/29                                                               5,340,000        5,718,553
       5.80%, 10/01/30                                                               7,800,000        8,381,022
    San Marino USD, GO, Series A, NATL Insured, zero cpn., 7/01/25                   6,080,000        2,799,050
    San Mateo GO, Library Improvement Project, Series A, AMBAC Insured,
       5.25%, 8/01/30                                                                5,790,000        6,209,138
    Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured,
       zero cpn., 4/01/24                                                           14,245,000        6,186,461
    Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27                        5,555,000        5,865,747

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Santa Clara County Financing Authority Revenue, El Camino, Series B,
       AMBAC Insured, 5.125%, 2/01/41                                              $11,545,000   $   11,703,397
    Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured,
       5.00%, 7/01/33                                                               11,050,000       11,449,568
    Santa Rita USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/32      6,160,000        6,468,554
    Santa Rosa Wastewater Revenue, Series B, FGIC Insured, Pre-Refunded,
       5.125%, 9/01/31                                                               4,000,000        4,234,240
    Santa Rosa Wastewater Service Facilities District Revenue, Refunding and
       Improvement, AMBAC Insured, 6.00%, 7/02/15                                    2,000,000        2,250,300
    Santee School District GO,
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/33                  1,260,000        1,288,791
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38                  1,000,000        1,014,900
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48                  5,250,000        5,408,235
       Series A, FSA Insured, 5.00%, 8/01/31                                         6,845,000        7,054,457
    Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty,
       5.00%, 9/01/34                                                               13,390,000       13,758,091
    Sonoma CDA Tax Allocation, Redevelopment Project, NATL Insured,
       5.70%, 12/01/30                                                               3,455,000        3,060,785
    South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24                          3,155,000        3,102,785
    South San Francisco COP, Conference Center Financing, 5.00%, 4/01/29             2,000,000        2,021,100
    Southern California Public Power Authority Power Project Revenue,
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33                        29,000,000       33,005,480
    Southern Kern USD, COP, Capital Appreciation, Building Program, Series B,
       FSA Insured, 5.625%, 9/01/26                                                  2,250,000        2,250,608
    Southern Mono Health Care District GO, Series A, NATL Insured,
       5.00%, 8/01/24                                                                3,005,000        3,043,434
    Southern Mono Health Care District Revenue, Capital Appreciation, Series A,
       NATL Insured, zero cpn.,
       8/01/28                                                                       2,340,000          733,403
       8/01/29                                                                       2,440,000          702,647
       8/01/30                                                                       2,550,000          685,466
       8/01/31                                                                       2,660,000          665,665
    Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24            2,000,000        2,022,280
    Stanislaus USD, GO, Election of 2008, Series A, Assured Guaranty,
       5.625%, 8/01/33                                                               4,140,000        4,495,916
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A,
       NATL Insured, 5.00%, 9/01/23                                                  6,500,000        6,561,035
    Susanville PFAR, NATL Insured, 5.70%, 6/01/30                                    3,000,000        3,047,670
    Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured,
       5.00%, 8/01/38                                                               14,980,000       15,730,947
    Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29                          6,855,000        6,932,050
    Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
       AMBAC Insured, Pre-Refunded, 5.75%, 10/01/32                                 14,100,000       14,241,000
    Union Elementary School District GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn., 9/01/24                                    2,000,000          976,240
       Series B, FGIC Insured, zero cpn., 9/01/25                                    5,500,000        2,499,640
       Series B, FGIC Insured, zero cpn., 9/01/26                                    5,850,000        2,496,956
    University of California Revenues, Limited Project, Series D, FGIC Insured,
       5.00%, 5/15/37                                                                6,460,000        6,771,953
    Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects,
       FSA Insured, 5.00%, 9/01/31                                                   5,095,000        5,110,336
    Val Verde USD, COP, Refunding, Series A, Assured Guaranty,
       5.00%, 3/01/29                                                               10,000,000       10,172,200
       5.125%, 3/01/36                                                               7,020,000        7,116,455
(a) Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty,
       5.00%, 8/01/34                                                               20,000,000       20,898,800
    Vista USD, GO,
       Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26               7,150,000        2,922,348
       Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27               4,795,000        1,879,640
       Series A, FSA Insured, 5.25%, 8/01/25                                         5,000,000        5,286,750
    Washington Township Health Care District Revenue, Refunding,
       5.00%, 7/01/18                                                                2,000,000        2,019,740
       5.125%, 7/01/23                                                                 450,000          450,225
    Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC Insured,
       5.375%, 8/01/25                                                               2,045,000        2,144,183
    Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn.,
       8/01/47                                                                      18,685,000        1,932,403
    West Basin Municipal Water District Revenue COP, Refunding, Series A,
       NATL Insured, 5.00%, 8/01/24                                                  2,500,000        2,632,025
    West Contra Costa USD, GO, Refunding, Assured Guaranty, 5.25%, 8/01/29           2,500,000        2,663,725
    West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28        5,615,000        6,066,221
    Western Placer USD Financing Corp. COP, Pre-Refunded, 5.55%, 11/01/30            6,930,000        7,781,489
    Western Riverside County Water and Wastewater Finance
       Authority Revenue, Western Municipal Water District Improvement,
       Assured Guaranty, 5.50%, 9/01/34                                              1,750,000        1,866,918

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       5.625%, 9/01/39                                                             $ 2,500,000   $    2,677,250
    Westlands Water District Revenue COP,
       NATL Insured, 5.00%, 9/01/29                                                 11,775,000       12,080,797
       Series A, NATL Insured, 5.00%, 9/01/35                                        1,460,000        1,478,542
       Series A, NATL Insured, 5.00%, 9/01/37                                        4,340,000        4,403,060
(a) Westminster School District GO, Election of 2008, Series A-1,
       Assured Guaranty, 5.00%, 8/01/34                                             18,980,000       19,802,214
    Woodland Finance Authority Lease Revenue, Capital Projects, Refunding,
       XLCA Insured, 5.00%, 3/01/32                                                  6,340,000        6,539,456
    Woodland Finance Authority Wastewater Revenue, second senior lien,
       NATL Insured, 5.00%,
       3/01/33                                                                       3,870,000        3,952,470
       3/01/35                                                                       2,590,000        2,635,247
    Woodside Elementary School District GO, Election of 2005, NATL Insured,
       Pre-Refunded, 5.00%, 10/01/29                                                 4,435,000        5,321,202
    Yosemite Community College District GO, Election of 2004, Series C,
       FSA Insured, 5.00%, 8/01/32                                                   5,000,000        5,314,800
                                                                                                 ==============
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $2,098,096,398)                     2,170,479,799
                                                                                                 --------------
    SHORT TERM INVESTMENTS 0.9%
    MUNICIPAL BONDS 0.9%
    CALIFORNIA 0.9%
(b) California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
       Series C, Daily VRDN and Put, 0.30%, 11/01/26                                 1,900,000        1,900,000
       Series F, Daily VRDN and Put, 0.25%, 11/01/26                                 3,100,000        3,100,000
(b) California State Department of Water Resources Power Supply Revenue,
       Refunding, Series F, Sub Series F-4, Daily VRDN and Put, 0.27%, 5/01/22       5,200,000        5,200,000
(b) Los Angeles Department of Water and Power Waterworks Revenue, Refunding,
       Series B, Sub Series B-6, Daily VRDN and Put, 0.25%, 7/01/34                  2,600,000        2,600,000
(b) Metropolitan Water District of Southern California Waterworks Revenue,
       Refunding, Series B-3, Daily VRDN and Put, 0.25%, 7/01/35                     1,100,000        1,100,000
(b) Southern California Public Power Authority Revenue, Mead-Adelanto Project,
       Refunding, Series A, Daily VRDN and Put, 0.27%, 7/01/20                       5,900,000        5,900,000
                                                                                                 --------------
    TOTAL SHORT TERM INVESTMENTS (COST $19,800,000)                                                  19,800,000
                                                                                                 --------------
    TOTAL INVESTMENTS (COST $2,117,896,398) 100.8%                                                2,190,279,799
    OTHER ASSETS, LESS LIABILITIES (0.8)%
                                                                                                    (17,091,976)
                                                                                                 --------------
    NET ASSETS 100.0%                                                                            $2,173,187,823
                                                                                                 ==============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

PORTFOLIO ABBREVIATIONS

ABAG    The Association of Bay Area Governments
ACA     American Capital Access Holdings Inc.
AD      Assessment District
AMBAC   American Municipal Bond Assurance Corp.
BART    Bay Area Rapid Transit
BHAC    Berkshire Hathaway Assurance Corp.
CDA     Community Development Authority/Agency
CFD     Community Facilities District
COP     Certificate of Participation
CRDA    Community Redevelopment Authority/Agency
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFAR    Housing Finance Authority Revenue
ID      Improvement District
MFHR    Multi-Family Housing Revenue
MUD     Municipal Utility District
NATL    National Public Financial Guarantee Corp.
PCFA    Pollution Control Financing Authority
PCR     Pollution Control Revenue
PFA     Public Financing Authority
PFAR    Public Financing Authority Revenue
RDA     Redevelopment Agency/Authority
SFMR    Single Family Mortgage Revenue
UHSD    Unified/Union High School District
USD     Unified/Union School District
XLCA    XL Capital Assurance

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                   -----------   --------------
    MUNICIPAL BONDS 98.0%
    CALIFORNIA 91.8%
    ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza,
       California Mortgage Insured, 5.125%, 5/15/15                                $ 2,655,000   $    2,656,540
    ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego
       Hospital Assn., Series C,
       5.125%, 3/01/18                                                               2,515,000        2,539,898
       5.25%, 3/01/19                                                                2,315,000        2,338,428
    ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14                              1,320,000        1,351,522
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding,
       Series A, FSA Insured, 5.00%, 10/01/10                                        1,305,000        1,320,190
    Alameda Corridor Transportation Authority Revenue, Capital Appreciation,
       sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17           10,000,000        6,808,600
    Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured,
       4.375%, 8/01/14                                                               1,330,000        1,372,427
    Antelope Valley UHSD, GO, Series A, NATL Insured,
       4.50%, 8/01/13                                                                1,230,000        1,337,637
       4.625%, 8/01/14                                                               1,250,000        1,350,675
    Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA
       Insured, zero cpn., 8/01/22                                                   4,065,000        2,152,621
    Bakersfield Hospital Revenue, Adventist Health System, Refunding,
       NATL Insured, 5.50%, 3/01/19                                                 11,210,000       11,937,529
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured,
       zero cpn., 8/01/24                                                            5,265,000        2,409,948
    Banning Utility Authority Water Enterprise Revenue, Refunding and
       Improvement Projects, FGIC Insured, 5.00%, 11/01/21                           1,080,000        1,138,439
    Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
       Refunding, Series F, 5.00%, 4/01/24                                           3,000,000        3,275,550
    Burbank Electric Revenue, NATL Insured, 4.00%,
       6/01/11                                                                       1,000,000        1,049,800
       6/01/12                                                                       1,000,000        1,069,430
    Burbank USD, GO, Capital Appreciation, Election of 1997, Series C,
       FGIC Insured,
       4.00%, 8/01/12                                                                2,500,000        2,632,500
       zero cpn., 8/01/15                                                            4,600,000        3,671,536
       zero cpn., 8/01/16                                                            4,670,000        3,519,312
    Burbank Water and Power Electric Revenue, NATL Insured, 4.00%, 6/01/11           5,045,000        5,051,004
    California Educational Facilities Authority Revenue, Stanford University,
       Refunding, Series R, 4.00%, 11/01/11                                          1,000,000        1,065,840
    California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, Series K, 5.125%, 7/01/22                          20,000,000       20,706,400
       Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19                       2,000,000        2,077,720
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13                             5,000,000        5,096,000
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14                             2,000,000        2,034,960
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16                             3,850,000        3,903,707
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          4.125%, 1/01/10                                                            1,000,000        1,005,480
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          5.00%, 1/01/11                                                             1,480,000        1,520,596
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          4.375%, 1/01/12                                                            1,000,000        1,039,880
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          5.00%, 1/01/13                                                             1,815,000        1,922,702
       Paradise Valley Estates, Refunding, California Mortgage Insured,
          5.00%, 1/01/14                                                             1,635,000        1,734,097
       Providence Health and Services, Series C, 5.75%, 10/01/19                     1,440,000        1,653,307
       Providence Health and Services, Series C, 6.00%, 10/01/20                     1,500,000        1,734,450
       Scripps Health, Series A, 5.00%, 10/01/22                                     4,600,000        4,751,294
       The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12              1,350,000        1,405,593
       The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13               1,200,000        1,245,084
    California HFA, SFM Purchase Revenue, Class III, Series A-1, NATL Insured,
       5.70%, 8/01/11                                                                  110,000          110,149
    California Municipal Finance Authority COP,
(a)    5.00%, 2/01/18                                                                4,390,000        4,419,413
(a)    5.00%, 2/01/19                                                                3,860,000        3,862,586
(a)    5.00%, 2/01/20                                                                1,600,000        1,593,504
(a)    5.00%, 2/01/21                                                                1,600,000        1,582,192
       Community Hospitals of Central California, 5.00%, 2/01/18                     2,185,000        2,194,155
       Community Hospitals of Central California, 5.00%, 2/01/19                     4,590,000        4,582,885
       Community Hospitals of Central California, 5.00%, 2/01/20                     2,325,000        2,269,921

  Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Community Hospitals of Central California, 5.00%, 2/01/21                   $ 2,000,000   $    1,974,360
       Community Hospitals of Central California, Refunding, 5.00%, 2/01/14          1,765,000        1,834,329
       Community Hospitals of Central California, Refunding, 5.00%, 2/01/17          4,025,000        4,091,332
    California Municipal Finance Authority Revenue, Kern Regional Center
       Project, Series A,
       6.00%, 5/01/19                                                                1,500,000        1,640,400
       6.875%, 5/01/25                                                               1,500,000        1,628,565
    California State Department of Water Resources Power Supply Revenue,
       Series A,
       5.50%, 5/01/12                                                                2,000,000        2,205,900
       Pre-Refunded, 5.125%, 5/01/18                                                 2,500,000        2,790,350
    California State Department of Water Resources Water Revenue, Central Valley
       Project, Refunding, Series AE, 5.00%, 12/01/26                                5,000,000        5,623,200
    California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15            10,670,000       11,920,524
    California State GO,
       5.25%, 6/01/16                                                                  515,000          517,760
       Pre-Refunded, 5.00%, 11/01/12                                                 1,335,000        1,456,071
       Refunding, 4.00%, 2/01/10                                                     6,900,000        6,958,443
       Refunding, 5.00%, 11/01/12                                                      665,000          707,946
       Refunding, NATL Insured, 5.00%, 2/01/18                                           5,000            5,014
       Veterans, Refunding, Series B, 5.25%, 12/01/15                                2,310,000        2,378,515
    California State Municipal Finance Authority Revenue, Loma Linda University,
       5.00%, 4/01/24                                                                1,180,000        1,258,859
    California State Public Works Board Lease Revenue,
       Department of Corrections and Rehabilitation, Refunding, Series J,
          5.00%, 1/01/21                                                             3,000,000        3,087,180
       Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18        1,325,000        1,325,172
       Department of General Services, Buildings 8 and 9, Series A,
          5.75%, 4/01/23                                                             4,000,000        4,360,120
       Department of General Services, Buildings 8 and 9, Series A,
          6.00%, 4/01/24                                                             6,605,000        7,272,171
    California Statewide CDA,
       COP, St. Joseph Health System Obligation Group, 5.25%, 7/01/11                1,005,000        1,017,231
       MFHR, 740 Olive Street, Series L, GNMA Secured, 4.25%, 7/20/24                3,540,000        3,556,142
       MFHR, 740 Olive Street, Series L, GNMA Secured, 4.55%, 7/20/29                4,110,000        4,135,893
    California Statewide CDA Revenue,
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23         10,000,000       10,627,400
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24              3,670,000        3,534,797
       Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13              1,000,000        1,036,270
       Enloe Medical Center, Series A, California Mortgage Insured,
          5.50%, 8/15/23                                                             3,000,000        3,198,990
       Health Facility, Los Angeles Jewish Home for the Aging, California
          Mortgage Insured, 5.00%, 11/15/18                                          3,000,000        3,119,490
       Lodi Memorial Hospital, Series A, California Mortgage Insured,
          5.00%, 12/01/22                                                            8,000,000        8,270,080
       Methodist Hospital of Southern California Project, FHA Insured,
          5.50%, 8/01/18                                                             3,260,000        3,721,812
       Methodist Hospital of Southern California Project, FHA Insured,
          5.50%, 2/01/19                                                             3,405,000        3,855,618
       Methodist Hospital of Southern California Project, FHA Insured,
          5.50%, 8/01/19                                                             3,450,000        3,926,859
       Mission Community, California Mortgage Insured, 4.40%, 11/01/10               1,100,000        1,121,483
       Mission Community, California Mortgage Insured, 4.50%, 11/01/11               1,145,000        1,169,389
       Viewpoint School, Refunding, ACA Insured, 4.50%, 10/01/17                       460,000          414,267
       Viewpoint School, Refunding, ACA Insured, 4.75%, 10/01/18                       480,000          435,662
    Castaic Lake Water Agency Revenue COP, Water System Improvement Project,
       Capital Appreciation, AMBAC Insured, zero cpn., 8/01/22                      10,445,000        5,531,150
    Cathedral City 1915 Act Special Assessment, Limited Obligation,
       Cove ID No. 04-02, 5.00%, 9/02/24                                               975,000          863,041
    Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A,
       AMBAC Insured, 3.00%, 11/01/11                                                2,585,000        2,603,612
    Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30     4,105,000        4,131,682
    Clovis USD, GO, Capital Appreciation, Election of 2004, Series A,
       FGIC Insured, zero cpn., 8/01/17                                              5,235,000        3,881,805
    Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10                        1,000,000        1,013,240
    Compton Public Finance Authority Lease Revenue, Various Capital Projects,
       Refunding, AMBAC Insured, 5.00%, 9/01/22                                     15,190,000       15,798,208
    Conejo Valley USD, GO, Election of 1998,
       Series C, FSA Insured, zero cpn., 8/01/17                                     2,500,000        1,818,575
       Series D, FGIC Insured, 4.50%, 8/01/19                                        4,000,000        4,199,440
    Contra Costa Community College District GO, Election of 2002, FGIC Insured,
       4.75%, 8/01/18                                                                2,450,000        2,552,263
    Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25              2,235,000        2,079,757

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Desert Sands USD,
       COP, Financing Project, FSA Insured, 5.00%, 3/01/19                         $ 2,090,000   $    2,258,015
       GO, Election of 2001, 5.25%, 8/01/21                                          2,015,000        2,303,588
    Fairfax School District GO, Election of 2000, Series A, FGIC Insured,
       5.00%, 11/01/17                                                                 800,000          885,016
    Fairfield-Suisun Sewer District Sewer Revenue, Refunding, Series A,
       FGIC Insured, 5.00%, 5/01/12                                                    600,000          617,232
    Folsom PFA Lease Revenue, City Hall and Community Center, Refunding,
       FSA Insured, 5.00%, 10/01/17                                                  1,275,000        1,364,097
    Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, NATL Insured,
       5.00%, 1/15/16                                                                1,000,000        1,006,770
    Fresno Joint Powers Financing Authority Lease Revenue, Master Lease
       Projects, Series A,
       5.25%, 4/01/22                                                                1,055,000        1,123,944
       5.50%, 4/01/23                                                                1,070,000        1,153,610
       5.625%, 4/01/24                                                               1,110,000        1,200,232
       5.75%, 4/01/25                                                                1,125,000        1,219,072
    Galt Capital Improvements Authority Lease Revenue, Culture and Recreation
       Improvement Project, 5.00%, 4/01/12                                           1,500,000        1,517,370
    Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding,
       5.40%, 9/01/12                                                                1,235,000        1,260,268
    Garden Grove Agency Community Development Tax Allocation, Garden Grove
       Community Project, Refunding, AMBAC Insured, 4.25%, 10/01/13                  2,025,000        2,110,961
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, ETM, 5.00%, 6/01/12                                             1,500,000        1,643,145
    Hayward USD, GO, Election of 2008, 5.00%, 8/01/26                                4,770,000        5,087,300
    Huntington Beach PFAR, Lease Capital Improvement Refinancing Project,
       Refunding, Series B, AMBAC Insured,
       4.125%, 8/01/14                                                               2,140,000        2,265,383
       4.25%, 8/01/15                                                                2,080,000        2,192,986
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
       Financing Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11                   375,000          392,408
    Inland Empire Tobacco Asset Securitization Corp. Revenue, Series A,
       5.00%, 6/01/21                                                               11,395,000       10,852,142
    Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 00-18, Group 2, 4.375%, 9/02/10                                          885,000          904,213
       AD No. 00-18, Group 2, 4.70%, 9/02/12                                         1,475,000        1,528,808
       AD No. 00-18, Group 2, 4.80%, 9/02/13                                         1,175,000        1,216,278
       AD No. 00-18, Group 2, 5.125%, 9/02/17                                        1,705,000        1,729,040
       AD No. 00-18, Group 3, 4.75%, 9/02/15                                         1,000,000        1,023,220
       AD No. 00-18, Group 3, 5.00%, 9/02/17                                         1,000,000        1,014,120
       AD No. 03-19, Group 2, Refunding, 4.875%, 9/02/16                             1,000,000        1,023,830
       AD No. 03-19, Group 2, Refunding, 5.00%, 9/02/18                              1,000,000        1,011,220
       AD No. 03-19, Group 2, Refunding, 5.125%, 9/02/19                             1,000,000        1,005,770
    Irvine USD Financing Authority Special Tax, Series A,
       4.70%, 9/01/15                                                                1,040,000        1,073,530
       4.80%, 9/01/17                                                                1,325,000        1,345,961
       4.875%, 9/01/18                                                               1,490,000        1,501,667
       5.00%, 9/01/20                                                                1,095,000        1,079,571
    Kings River Conservation District Pine Flat Power Revenue, Refunding,
       Series E, 5.125%, 1/01/18                                                     1,735,000        1,757,087
    Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11        530,000          532,173
    Lancaster RDA Tax Allocation, Combine Redevelopment Project Areas,
       6.00%, 8/01/24                                                                1,300,000        1,367,847
    Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
       5.00%, 12/01/19                                                               5,000,000        4,699,500
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
       5.00%, 11/15/17                                                               3,950,000        4,069,250
    Los Angeles Convention and Exhibition Center Authority Lease
       Revenue, Refunding, Series A,
       5.00%, 8/15/20                                                               20,000,000       21,264,000
       AMBAC Insured, 3.00%, 8/15/12                                                 4,525,000        4,740,299
    Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior,
       Refunding, Series A, FSA Insured, 5.00%, 7/01/15                              5,345,000        5,414,538
    Los Angeles USD, GO,
       Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21                      5,975,000        6,542,386
       Refunding, NATL Insured, 5.25%, 7/01/13                                       3,500,000        3,967,215
       Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25                           6,265,000        6,682,312
       Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22                           5,000,000        5,381,200

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I,
       NATL Insured,
       4.25%, 7/01/11                                                              $ 5,055,000   $    5,331,155
       5.00%, 7/01/18                                                                1,000,000        1,033,770
    Marina Joint Powers Financing Authority MFHR, Abrams B
       Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,
       3.90%, 11/15/36                                                               3,440,000        3,583,070
       3.95%, 11/15/36                                                               1,420,000        1,468,195
    Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
       8/01/18                                                                       1,455,000          945,997
       8/01/19                                                                       1,480,000          905,079
    Moreno Valley USD, GO,
       Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24             7,500,000        3,446,325
       Election of 2004, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/17         2,000,000        2,328,480
       Election of 2004, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/18         2,300,000        2,677,752
    Nevada County COP, Refunding, NATL Insured, 4.125%, 10/01/12                     1,040,000        1,053,780
    Northern California Power Agency Revenue, Geothermal Project No. 3,
       Series A,
       5.00%, 7/01/23                                                                2,000,000        2,180,120
       5.25%, 7/01/24                                                                2,000,000        2,206,680
    Oakland USD Alameda County GO, 6.50%, 8/01/23                                    2,200,000        2,475,308
    Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,
       4.60%, 8/15/14                                                                1,000,000          996,070
       4.75%, 8/15/15                                                                1,000,000          992,880
       4.90%, 8/15/16                                                                1,285,000        1,270,929
    Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
       4.90%, 8/15/17                                                                1,000,000          990,940
       5.10%, 8/15/18                                                                1,000,000          999,940
    Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
       4.70%, 8/15/18                                                                1,765,000        1,622,635
       4.80%, 8/15/19                                                                1,945,000        1,781,153
       4.85%, 8/15/20                                                                2,000,000        1,822,700
    Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding,
       Series A, 5.375%, 8/15/12                                                     1,500,000        1,509,180
    Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage
       Insured, 5.125%, 12/01/12                                                     1,435,000        1,435,230
    Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14                         1,000,000          999,080
    Pacifica COP, AMBAC Insured, 5.00%, 1/01/22                                      1,275,000        1,383,082
    Palm Desert Financing Authority Tax Allocation Revenue,
       Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%, 4/01/23        7,690,000        7,740,754
       Refunding, NATL Insured, 4.75%, 8/01/18                                       1,050,000        1,045,443
    Palo Verde Community College District COP, AMBAC Insured, 5.00%,
       1/01/22                                                                       1,015,000        1,092,201
       1/01/23                                                                       1,065,000        1,147,229
       1/01/24                                                                       1,070,000        1,151,384
    Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project,
       Refunding, Series X, 5.35%, 12/01/16                                          1,000,000        1,071,020
    Rancho Mirage Joint Powers Financing Authority Revenue,
       Eisenhower Medical Center, Series A, 5.00%,
       7/01/16                                                                       1,420,000        1,507,373
       7/01/21                                                                       1,695,000        1,708,933
    Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19                  1,000,000        1,076,800
    Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment
       Projects, Series B, ETM, 5.35%, 5/15/13                                       1,410,000        1,503,257
    Riverside County COP, Capital Improvement, Family Law, Refunding, Series A,
       FGIC Insured, 5.00%, 11/01/18                                                 1,540,000        1,618,863
    Riverside USD, GO, Election of 2001, Series A, FGIC Insured, 4.00%, 2/01/13      1,000,000        1,062,690

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    San Francisco City and County Airports Commission International Airport
       Revenue,
       Issue 34D, Refunding, Second Series, 5.25%, 5/01/26                         $ 5,425,000   $    5,880,103
       Mandatory Put 5/01/19, Refunding, Second Series, 6.50%, 5/01/19               2,000,000        2,132,080
    San Francisco City and County COP, Multiple Capital Improvement Project,
       Series A, 5.00%, 4/01/24                                                      8,400,000        8,880,984
    San Francisco City and County Redevelopment Financing Authority Tax
       Allocation Revenue,
       Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25                    1,000,000        1,070,380
       Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19                     1,030,000        1,097,496
       Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21                     1,000,000        1,109,940
       Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23                     1,000,000        1,096,000
       Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25                     1,465,000        1,554,131
       Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26                    1,550,000        1,648,022
    San Joaquin County COP,
       General Hospital Project, Refunding, NATL Insured, 5.00%, 9/01/17             1,000,000        1,017,140
       Solid Waste System Facilities Projects, NATL Insured, 5.00%, 4/01/17          1,340,000        1,386,753
    San Joaquin Hills Transportation Corridor Agency Toll Road
       Revenue, Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16            3,000,000        3,072,990
       NATL Insured, zerocpn., 1/15/26                                              19,000,000        5,233,360
    San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured,
       4.95%, 4/01/12                                                                3,910,000        3,929,824
    San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B,
       XLCA Insured, 5.00%, 8/01/26                                                  8,000,000        7,927,600
    San Marcos Public Facilities Authority Revenue, Senior Tax
       Increment Project Area 3, Series A, NATL Insured,
       ETM, 5.10%, 10/01/09                                                            515,000          515,000
       Pre-Refunded, 5.30%, 10/01/11                                                   350,000          373,261
    Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
       8/01/19                                                                       1,325,000        1,463,833
       8/01/20                                                                       1,510,000        1,661,438
    Santa Ana USD, GO,
       Election of 1999, Series B, FGIC Insured, zerocpn., 8/01/14                   3,125,000        2,654,844
       Election of 2008, Series A, 5.25%, 8/01/25                                    2,000,000        2,191,980
    Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1,
       5.25%, 9/02/11                                                                  740,000          750,212
    Santa Monica-Malibu USD, COP, Series C, NATL Insured,
       4.00%, 5/01/12                                                                  525,000          545,900
       4.25%, 5/01/14                                                                  840,000          870,820
       4.25%, 5/01/15                                                                  875,000          902,283
       4.25%, 11/01/15                                                                 670,000          690,891
    South Bayside Waste Management Authority Solid Waste Enterprise Revenue,
       Shoreway Environmental, Series A, 5.25%, 9/01/24                              3,500,000        3,676,365
    South County Regional Wastewater Authority Revenue, Regional Wastewater
       Facilities Project, Refunding, FSA Insured, 3.25%, 8/01/11                    1,000,000        1,037,010
    South Gate PFA Tax Allocation Revenue, South Gate Redevelopment
       Project No. 1, XLCA Insured, 5.00%, 9/01/16                                   1,490,000        1,508,014
    Southern California Public Power Authority Natural Gas Project Revenue,
       Project No. 1, Series A, 5.25%, 11/01/19                                      1,500,000        1,558,215
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11         645,000          646,000
    Tobacco Securitization Authority Northern California Tobacco Settlement
       Revenue, Asset-Backed Bonds, Series B,
       ETM, 4.50%, 6/01/11                                                           1,540,000        1,639,053
       Pre-Refunded, 4.60%, 6/01/12                                                  1,760,000        1,876,090
       Pre-Refunded, 4.70%, 6/01/13                                                  1,500,000        1,601,415
       Pre-Refunded, 4.80%, 6/01/14                                                    725,000          775,206
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A,
       5.10%, 6/01/12                                                                1,000,000        1,042,980
    Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A,
       5.25%, 1/01/24                                                                5,000,000        5,296,050
    West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12                 1,875,000        1,979,606
    West Kern Community College District COP, AMBAC Insured,
       5.00%, 11/01/20                                                               1,015,000        1,096,880
       5.00%, 11/01/21                                                               1,065,000        1,153,672
       5.00%, 11/01/22                                                               1,115,000        1,202,628
       5.125%, 11/01/23                                                              1,170,000        1,258,218
       5.125%, 11/01/24                                                              1,230,000        1,333,861

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       ETM, 5.00%, 6/01/11                                                         $ 1,060,000   $    1,134,158
       ETM, 5.00%, 6/01/12                                                           2,225,000        2,449,614
       Pre-Refunded, 5.00%, 6/01/13                                                  2,335,000        2,593,368
(a) Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn.,
       8/01/24                                                                       7,755,000        3,366,290
       8/01/26                                                                      10,045,000        3,783,650
    Yucaipa Valley Water District Water System Revenue COP, Series A,
       NATL Insured,
       5.00%, 9/01/15                                                                1,080,000        1,184,533
       5.25%, 9/01/20                                                                1,325,000        1,413,868
                                                                                                 --------------
                                                                                                    586,903,928
                                                                                                 --------------
    U.S. TERRITORIES 6.2%
    GUAM 0.4%
    Guam Government Limited Obligation Revenue, Section 30, Series A,
       5.25%, 12/01/17                                                               2,305,000        2,498,689
                                                                                                 --------------
    PUERTO RICO 5.0%
    Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16     2,500,000        2,771,550
    Puerto Rico Electric Power Authority Power Revenue,
       Refunding, Series UU, FSA Insured, 5.00%, 7/01/23                             5,000,000        5,402,200
       Series RR, FGIC Insured, 5.00%, 7/01/21                                       5,000,000        5,264,300
       Series WW, 5.375%, 7/01/23                                                    5,000,000        5,456,250
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
       Series M-3, NATL Insured, 6.00%, 7/01/23                                     11,645,000       12,827,899
                                                                                                 --------------
                                                                                                     31,722,199
                                                                                                 --------------
    VIRGIN ISLANDS 0.8%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien,
       Refunding, Series A,
       5.30%, 10/01/11                                                               1,000,000        1,013,360
       5.40%, 10/01/12                                                               4,150,000        4,214,740
                                                                                                 --------------
                                                                                                      5,228,100
                                                                                                 --------------
    TOTAL U.S. TERRITORIES                                                                           39,448,988
                                                                                                 --------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $604,686,230)                         626,352,916
                                                                                                 --------------
    SHORT TERM INVESTMENTS 3.8%
    MUNICIPAL BONDS 3.8%
    CALIFORNIA 3.8%
(b) California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
       Series C, Daily VRDN and Put, 0.30%, 11/01/26                                 3,800,000        3,800,000
       Series F, Daily VRDN and Put, 0.25%, 11/01/26                                 2,700,000        2,700,000
(b) Irvine 1915 Act Special Assessment, Limited Obligation, AD No. 93-14,
       Daily VRDN and Put, 0.28%, 9/02/25                                            4,300,000        4,300,000
(b) Irvine Ranch Water District Revenue, Improvement Districts, Consolidated,
       Series B, Daily VRDN and Put, 0.27%, 10/01/41                                 6,400,000        6,400,000
(b) Metropolitan Water District of Southern California Waterworks Revenue,
       Refunding, Series B-3, Daily VRDN and Put, 0.25%, 7/01/35                     4,500,000        4,500,000
(b) Sacramento County Sanitation District Financing Authority Revenue, sub
       lien, Sanitation District, Refunding, Series C, Daily VRDN and Put,
       0.28%, 12/01/38                                                               1,400,000        1,400,000
(b) Southern California Public Power Authority Revenue, Mead-Adelanto Project,
       Refunding, Series A, Daily VRDN and Put, 0.27%, 7/01/20                       1,300,000        1,300,000
                                                                                                 --------------
    TOTAL SHORT TERM INVESTMENTS (COST $24,400,000)                                                  24,400,000
                                                                                                 --------------
    TOTAL INVESTMENTS (COST $629,086,230) 101.8%                                                    650,752,916
    OTHER ASSETS, LESS LIABILITIES (1.8)%                                                           (11,296,664)
                                                                                                 --------------
    NET ASSETS 100.0%                                                                            $  639,456,252
                                                                                                 ==============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

PORTFOLIO ABBREVIATIONS

1915 Act Improvement Bond Act of 1915
ABAG     The Association of Bay Area Governments
ACA      American Capital Access Holdings Inc.
AD       Assessment District
AMBAC    American Municipal Bond Assurance Corp.
CDA      Community Development Authority/Agency
CFD      Community Facilities District
COP      Certificate of Participation
ETM      Escrow to Maturity
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Authority/Agency
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Association
GO       General Obligation
HFA      Housing Finance Authority/Agency
ID       Improvement District
MFHR     Multi-Family Housing Revenue
MFR      Multi-Family Revenue
MTA      Metropolitan Transit Authority
NATL     National Public Financial Guarantee Corp.
PBA      Public Building Authority
PCFA     Pollution Control Financing Authority
PCR      Pollution Control Revenue
PFA      Public Financing Authority
PFAR     Public Financing Authority Revenue
RDA      Redevelopment Agency/Authority
SFM      Single Family Mortgage
UHSD     Unified/Union High School District
USD      Unified/Union School District
XLCA     XL Capital Assurance

Franklin California Tax-Free Trust
Franklin California Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                   -----------   --------------
    INVESTMENTS 100.0%
    MUNICIPAL BONDS 100.0%
    CALIFORNIA 100.0%
(a) Berkeley Revenue, Berkeley-Albany YMCA, Refunding, Weekly VRDN and Put,
       0.34%, 7/01/38                                                              $ 2,000,000   $    2,000,000
(a) California Educational Facilities Authority Revenue,
       Chapman University, Refunding, Series A, Daily VRDN and Put,
       0.28%, 10/01/36                                                              16,400,000       16,600,000
       Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.25%,
          10/01/15                                                                   4,640,000        4,640,000
       Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.25%,
          10/01/17                                                                   8,500,000        8,500,000
(a) California Health Facilities Financing Authority Revenue, Adventist Health
       System West, Series B, Daily VRDN and Put, 0.25%, 9/01/38                     2,400,000        2,400,000
(a) California HFAR, MFH III, Series D,
       Daily VRDN and Put, 1.30%, 2/01/31                                           10,045,000       10,045,000
       Weekly VRDN and Put, 0.25%, 8/01/22                                             920,000          920,000
(a) California Infrastructure and Economic Development Bank Revenue,
       American National Red Cross, Refunding, Weekly VRDN and Put, 0.21%,
          9/01/34                                                                    5,000,000        5,000,000
       California Academy of Sciences, Refunding, Series A, Daily VRDN and Put,
          0.27%, 9/01/38                                                             3,200,000        3,200,000
       California Academy of Sciences, Refunding, Series F, Daily VRDN and Put,
          0.27%, 9/01/38                                                             1,100,000        1,100,000
       J. Paul Getty Trust, Refunding, Series B, Daily VRDN and Put, 0.25%,
          10/01/23                                                                   2,945,000        3,050,000
       J. Paul Getty Trust, Refunding, Series D, Daily VRDN and Put, 0.25%,
          4/01/33                                                                   12,125,000       12,125,000
       Orange County Performing Arts Center, Series B, Weekly VRDN and Put,
          0.24%, 7/01/34                                                             9,700,000        9,700,000
(a) California Municipal Finance Authority Revenue, Gideon Hausner Jewish Day,
       Weekly VRDN and Put, 0.33%, 7/01/38                                           2,000,000        2,000,000
    California School Cash Reserve Program Authority COP, Series A, 2.50%,
       7/01/10                                                                      10,000,000       10,141,202
(a) California State Department of Water Resources Power Supply Revenue,
       Refunding, Series F, Sub Series F-1, Daily VRDN and Put, 0.30%, 5/01/19       7,600,000        7,600,000
       Refunding, Series F, Sub Series F-4, Daily VRDN and Put, 0.27%, 5/01/22       3,000,000        3,000,000
       Refunding, Series G, Sub Series G-3, FSA Insured, Weekly VRDN and Put,
          0.45%, 5/01/16                                                             6,255,000        6,255,000
       Series C, Sub Series C-12, Weekly VRDN and Put, 0.28%, 5/01/22               16,100,000       16,100,000
       Series C, Sub Series C-15, Weekly VRDN and Put, 0.25%, 5/01/22                6,600,000        6,600,000
(a) California State Educational Facilities Authority Revenue, California
       Institute of Technology, Series B, Weekly VRDN and Put, 0.35%, 10/01/36      18,300,000       18,300,000
(a) California State GO,
       Kindergarten-University Public Education Facilities, Refunding, Series
          A8, Weekly VRDN and Put, 0.25%, 5/01/34                                    6,100,000        6,100,000
       Kindergarten-University Public Education Facilities, Series A4, Daily
          VRDN and Put, 0.33%, 5/01/34                                               5,105,000        5,105,000
       Kindergarten-University Public Education Facilities, Series A10, Weekly
          VRDN and Put, 0.37%, 5/01/34                                               2,450,000        2,450,000
       Series B-1, Weekly VRDN and Put, 0.23%, 5/01/33                              35,000,000       35,000,000
       Series B-3, Weekly VRDN and Put, 0.28%, 5/01/33                              40,800,000       40,800,000
(a) California Statewide CDA Revenue,
       Goodwill of Santa Cruz, Weekly VRDN and Daily Put, 0.34%, 2/01/38             1,000,000        1,000,000
       John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.24%, 8/15/27     1,000,000        1,000,000
       Los Angeles County Museum Art Project, Refunding, Series B, Weekly VRDN
          and Put, 0.21%, 12/01/37                                                   9,000,000        9,000,000
       Los Angeles County Museum Art Project, Refunding, Series C, Weekly VRDN
          and Put, 0.32%, 12/01/34                                                   5,000,000        5,000,000
       Motion Picture and Television Fund, Series A, Weekly VRDN and Put, 0.28%,
          3/01/31                                                                    2,300,000        2,300,000
       Sweep Loan Program, Refunding, Series A, Weekly VRDN and Put, 0.27%,
          8/01/35                                                                    6,000,000        6,000,000
       Touro University Project, Refunding, Weekly VRDN and Put, 0.35%, 9/01/29      4,570,000        4,570,000
(a) Calleguas-Las Virgines PFAR, Municipal Water District Project, Refunding,
       Series A, Weekly VRDN and Put, 0.24%, 7/01/37                                 8,825,000        8,825,000
(a) East Bay MUD Wastewater System Revenue, Refunding, Series A, Weekly VRDN and
       Put, 0.24%, 6/01/33                                                           3,000,000        3,000,000
    Foothill/Eastern Corridor Agency Toll Road Revenue, Convertible Capital
       Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/10                      2,000,000        2,033,307
(a) Fremont PFA, COP, Weekly VRDN and Put, 0.33%, 8/01/30                            7,600,000        7,600,000
(a) Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.35%, 6/01/30       1,900,000        1,900,000

  Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin California Tax-Free Trust
Franklin California Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(a) Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 03-19, Series A, Daily VRDN and Put, 0.27%, 9/02/29                  $ 1,000,000   $    1,000,000
       AD No. 05-21, Series A, Daily VRDN and Put, 0.33%, 9/02/31                    7,400,000        7,400,000
       AD No. 93-14, Daily VRDN and Put, 0.28%, 9/02/25                              3,563,000        3,563,000
       AD No. 94-13, Daily VRDN and Put, 0.27%, 9/02/22                                750,000          750,000
       AD No. 94-15, Refunding, Daily VRDN and Put, 0.27%, 9/02/20                     600,000          600,000
       AD No. 97-13, Daily VRDN and Put, 0.27%, 9/02/23                              7,350,000        7,350,000
       AD No. 97-16, Daily VRDN and Put, 0.27%, 9/02/22                              1,700,000        1,700,000
(a) Irvine Ranch Water District GO, District Nos. 105 140 240 and 250, Daily
       VRDN and Put, 0.25%, 1/01/21                                                  2,300,000        2,300,000
(a) Irvine Ranch Water District Revenue, Improvement Districts, Consolidated,
       Series A, Weekly VRDN and Put, 0.28%, 10/01/41                                5,000,000        5,000,000
       Series B, Daily VRDN and Put, 0.27%, 10/01/41                                 2,900,000        2,900,000
(a) Los Angeles County Housing Authority MFHR, Malibu Meadows Project,
       Refunding, Series B, Weekly VRDN and Put, 0.30%, 4/15/28                      3,125,000        3,125,000
(a) Los Angeles County MFMR, Series A, Weekly VRDN and Put, 0.25%, 7/01/14           4,500,000        4,500,000
(a) Los Angeles County MTA Sales Tax Revenue, Proposition C, second senior,
       Refunding, Series A1, Daily VRDN and Put, 0.25%, 7/01/23                      9,400,000        9,400,000
(a) Los Angeles Department of Water and Power Revenue, Refunding, Series B,
       Sub Series B-1, Weekly VRDN and Put, 0.30%, 7/01/34                           4,050,000        4,050,000
       Sub Series B-3, Daily VRDN and Put, 0.30%, 7/01/34                           10,400,000       10,400,000
       Sub Series B-7, Weekly VRDN and Put, 0.35%, 7/01/34                           8,100,000        8,100,000
(a) Los Angeles Department of Water and Power Waterworks Revenue, Refunding,
       Series B, Sub Series B-4, Weekly VRDN and Put, 0.30%, 7/01/35                 8,750,000        8,750,000
    Los Angeles GO, TRAN, 2.50%, 2/26/10                                             8,000,000        8,067,041
    Los Angeles USD,
(a)    COP, Belmont Learning Complex, Series A, Weekly VRDN and Put, 0.21%,
          12/01/17                                                                   1,800,000        1,800,000
       GO, TRAN, 2.00%, 8/12/10                                                     10,000,000       10,118,298
(a) Los Angeles Wastewater System Revenue, Refunding, Sub Series A, Weekly VRDN
       and Put, 0.30%, 6/01/28                                                       6,100,000        6,100,000
(a) Metropolitan Water District of Southern California Waterworks Revenue,
       Series C, Weekly VRDN and Put, 0.25%, 7/01/28                                11,200,000       11,200,000
       Series C-2, Daily VRDN and Put, 0.21%, 7/01/36                                8,100,000        8,100,000
(a) Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.33%,
       3/01/49                                                                       4,750,000        4,750,000
(a) Orange County Apartment Development Revenue, Harbor Pointe, Refunding, Issue
       D, Weekly VRDN and Put, 0.32%, 12/01/22                                       3,500,000        3,500,000
       Park Ridge Villas, Refunding, Issue I, Weekly VRDN and Put, 0.32%,
          11/15/28                                                                   5,100,000        5,100,000
(a) Orange County Housing Authority MF Apartment Development Revenue, Lantern
       Pines Project, Series CC, FNMA Insured, Weekly VRDN and Put, 0.34%,
          12/01/27                                                                   2,595,000        2,595,000
    Orange County Revenue, TRAN, Series A, 2.00%, 6/30/10                            9,000,000        9,106,865
    Roseville Joint Union High School District GO, TRAN, 3.00%, 9/08/10             10,000,000       10,138,397
(a) Sacramento County Housing Authority MFHR, Stonebridge Apartments, Refunding,
       Series D, Weekly VRDN and Put, 0.28%, 5/15/31                                 2,900,000        2,900,000
(a) Sacramento County Sanitation District Financing Authority
       Revenue, sub. lien, Sanitation District, Refunding,
       Series A, Daily VRDN and Put, 0.28%, 12/01/36                                 1,700,000        1,700,000
       Series C, Daily VRDN and Put, 0.28%, 12/01/38                                12,200,000       12,200,000
       Series E, Weekly VRDN and Put, 0.23%, 12/01/40                                3,000,000        3,000,000
(a) San Bernardino County MFHR, Housing Mortgage, Parkview, Refunding, Series A,
       Weekly VRDN and Put, 0.33%, 2/15/27                                           1,200,000        1,200,000
(a) San Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.17%,
       8/01/36                                                                       4,535,000        4,535,000
(a) San Jose Financing Authority Lease Revenue,
       Civic Center Project, Refunding, Series A, Weekly VRDN and Put, 0.25%,
          6/01/39                                                                    3,000,000        3,000,000
       Hayes Mansion, Refunding, Series C, Weekly VRDN and Put, 0.21%, 6/01/27       5,900,000        5,900,000
(a) San Jose RDAR, Merged Area Redevelopment Project, Series B, Weekly VRDN and
       Put, 0.24%, 7/01/26                                                          19,320,000       19,320,000
(a) Santa Ana Housing Authority MFHR, Harbor Pointe Apartments, Refunding,
       Series A, Weekly VRDN and Put, 0.27%, 12/01/15                                1,200,000        1,200,000
(a) Santa Clara County Financing Authority Lease Revenue, Valley Medical Center
       Facilities Replacement Project, Series B, Weekly VRDN and Put, 0.30%,
          11/15/25                                                                   4,900,000        4,900,000

Franklin California Tax-Free Trust
Franklin California Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(a) Santa Clara County Housing Authority MFHR, Benton Park Central Apartments,
       Refunding, Series A, Weekly VRDN and Put, 0.32%, 12/15/25                     5,000,000   $    5,000,000
(a) Santa Clara Electric Revenue, sub. bond, Refunding, Series A, Daily VRDN and
       Put, 0.28%, 7/01/34                                                           3,600,000        3,600,000
(a) Southern California Public Power Authority Revenue,
       Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.27%,
          7/01/20                                                                   14,855,000       14,855,000
       Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.27%,
          7/01/20                                                                    2,900,000        2,900,000
(a) Tahoe Forest Hospital District Revenue, Health Facility, Daily VRDN and Put,
       0.35%, 7/01/33                                                                2,000,000        2,000,000
(a) Union City MFR, Housing Mission Sierra, Refunding, Series A, Weekly VRDN and
       Put, 0.33%, 7/15/29                                                           6,100,000        6,100,000
(a) University of California Regents Medical Center Pooled Revenue, Refunding,
       Series B-1, Daily VRDN and Put, 0.30%, 5/15/32                               10,700,000       10,700,000
                                                                                                 --------------
    TOTAL INVESTMENTS (COST $557,433,110)                                                           557,433,110
    OTHER ASSETS, LESS LIABILITIES (0.0)%(b)                                                           (211,756)
                                                                                                 --------------
    NET ASSETS 100.0%                                                                            $  557,221,354
                                                                                                 ==============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.

Franklin California Tax-Free Trust
Franklin California Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

PORTFOLIO ABBREVIATIONS

1915 Act Improvement Bond Act of 1915

AD     Assessment District
CDA    Community Development Authority/Agency
COP    Certificate of Participation
ETM    Escrow to Maturity
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance Inc.
GO     General Obligation
HFAR   Housing Finance Authority Revenue
MF     Multi-Family
MFH    Multi-Family Housing
MFHR   Multi-Family Housing Revenue
MFMR   Multi-Family Mortgage Revenue
MFR    Multi-Family Revenue
MTA    Metropolitan Transit Authority
MUD    Municipal Utility District
PFA    Public Financing Authority
PFAR   Public Financing Authority Revenue
RDAR   Redevelopment Agency Revenue
TRAN   Tax and Revenue Anticipation Note
USD    Unified/Union School District

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                FRANKLIN           FRANKLIN
                                               CALIFORNIA         CALIFORNIA
                                                 INSURED      INTERMEDIATE-TERM
                                                TAX-FREE           TAX-FREE
                                               INCOME FUND       INCOME FUND
                                             --------------   -----------------
Cost of investments                          $2,117,329,040     $628,989,752
                                             --------------     ------------
Unrealized appreciation                      $  102,903,021     $ 26,470,348
Unrealized depreciation                         (29,952,262)      (4,707,184)
                                             --------------     ------------
Net unrealized appreciation (depreciation)   $   72,950,759     $ 21,763,164
                                             ==============     ============

At September 30, 2009, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At September 30, 2009, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /S/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date November 25, 2009


By /S/GASTON GARDEY
   ----------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date November 25, 2009